Quarterly Holdings Report
for
Fidelity® Overseas Fund
January 31, 2024
OVE-NPRT1-0324
1.813070.119
Common Stocks - 97.7%
	Shares	Value ($)
Bailiwick of Jersey - 0.3%
JTC PLC (a)	3,047,000	30,911,012
Belgium - 0.7%
Azelis Group NV	1,024,000	21,158,896
KBC Group NV	599,990	39,215,788
TOTAL BELGIUM		60,374,684
Canada - 2.8%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	1,400,800	82,081,910
Constellation Software, Inc.	61,400	169,700,475
Constellation Software, Inc. warrants 8/22/28 (b)(c)	62,100	5
Lumine Group, Inc.	178,222	4,157,121
TOTAL CANADA		255,939,511
China - 0.0%
Chervon Holdings Ltd.	699,700	1,422,306
Denmark - 5.3%
Carlsberg A/S Series B	346,200	44,544,671
DSV A/S	770,400	137,832,128
Novo Nordisk A/S Series B	2,661,700	304,244,190
TOTAL DENMARK		486,620,989
Finland - 1.0%
Nordea Bank Abp	7,207,600	88,818,460
France - 12.8%
Air Liquide SA	727,829	136,201,111
ALTEN	552,456	85,854,237
Antin Infrastructure Partners SA	198,900	3,667,068
Capgemini SA	698,333	156,371,451
Edenred SA	746,879	44,732,371
EssilorLuxottica SA	673,513	132,689,880
L'Oreal SA	235,900	112,890,973
LVMH Moet Hennessy Louis Vuitton SE	252,042	209,713,805
Safran SA	880,600	164,415,781
TotalEnergies SE	1,861,644	120,775,220
TOTAL FRANCE		1,167,311,897
Germany - 9.1%
Allianz SE	482,401	128,885,987
Deutsche Borse AG	605,091	120,497,611
Hannover Reuck SE	543,000	130,391,426
Infineon Technologies AG	2,569,800	93,686,983
Merck KGaA	493,100	80,905,682
SAP SE	1,083,900	187,781,926
Siemens Healthineers AG (a)	1,649,200	92,429,582
TOTAL GERMANY		834,579,197
India - 0.9%
HCL Technologies Ltd.	618,523	11,725,662
HDFC Bank Ltd.	4,032,000	70,875,621
TOTAL INDIA		82,601,283
Indonesia - 0.7%
PT Bank Central Asia Tbk	108,904,900	65,890,345
Ireland - 0.9%
Kingspan Group PLC (Ireland)	1,029,900	84,099,257
Italy - 3.2%
FinecoBank SpA	4,669,000	67,764,937
GVS SpA (a)(b)	528,100	3,367,234
Industrie de Nora SpA	363,000	5,735,340
Recordati SpA	1,698,130	94,144,174
UniCredit SpA	4,017,200	117,672,030
TOTAL ITALY		288,683,715
Japan - 13.7%
Bandai Namco Holdings, Inc.	1,468,200	31,790,269
BayCurrent Consulting, Inc.	674,900	15,690,751
Capcom Co. Ltd.	1,257,500	47,959,520
FUJIFILM Holdings Corp.	1,180,400	74,819,572
Hoya Corp.	1,045,042	132,750,834
Iriso Electronics Co. Ltd.	173,800	4,064,362
Misumi Group, Inc.	929,800	15,941,325
Mitsubishi Heavy Industries Ltd.	915,300	61,053,711
NOF Corp.	941,400	42,517,165
Persol Holdings Co. Ltd.	23,853,000	37,919,392
Relo Group, Inc.	1,741,700	17,482,723
Renesas Electronics Corp. (b)	4,591,600	75,337,075
Shin-Etsu Chemical Co. Ltd.	3,534,200	139,113,861
Sony Group Corp.	1,782,800	174,836,339
Suzuki Motor Corp.	1,759,900	79,052,403
TIS, Inc.	1,340,100	29,806,295
Tokio Marine Holdings, Inc.	6,197,200	163,404,251
Tokyo Electron Ltd.	548,600	101,805,049
TOTAL JAPAN		1,245,344,897
Netherlands - 7.9%
ASM International NV (Netherlands)	168,500	93,998,962
ASML Holding NV (Netherlands)	406,200	352,414,299
IMCD NV	622,424	95,516,813
Topicus.Com, Inc. (b)	122,288	9,459,595
Wolters Kluwer NV	1,166,121	172,020,980
TOTAL NETHERLANDS		723,410,649
Spain - 1.3%
Amadeus IT Holding SA Class A	758,157	53,306,278
CaixaBank SA	14,308,200	61,010,076
TOTAL SPAIN		114,316,354
Sweden - 3.2%
Addlife AB	2,778,272	30,087,613
AddTech AB (B Shares)	2,523,896	52,482,893
Atlas Copco AB (A Shares)	6,063,144	96,764,280
Indutrade AB	4,506,101	110,112,427
Kry International AB (b)(c)(d)	2,787	123,820
TOTAL SWEDEN		289,571,033
Switzerland - 5.4%
Alcon, Inc. (Switzerland)	960,990	72,874,657
Compagnie Financiere Richemont SA Series A	776,646	115,358,793
Julius Baer Group Ltd.	1,231,764	67,059,009
Partners Group Holding AG	77,960	105,970,311
Sika AG	488,922	134,970,825
TOTAL SWITZERLAND		496,233,595
Taiwan - 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,926,000	58,586,298
United Kingdom - 15.9%
3i Group PLC	3,360,400	105,197,151
AstraZeneca PLC (United Kingdom)	1,781,200	236,145,872
BAE Systems PLC	7,401,400	110,400,179
Beazley PLC	2,466,535	17,020,198
Compass Group PLC	6,000,998	165,290,123
Diageo PLC	4,069,400	146,978,025
Diploma PLC	1,567,295	64,751,195
Flutter Entertainment PLC (b)	106,174	21,912,170
Halma PLC	1,882,800	52,326,569
Hiscox Ltd.	2,323,213	30,590,320
InterContinental Hotel Group PLC	555,800	52,663,768
London Stock Exchange Group PLC	1,078,000	121,936,963
RELX PLC (London Stock Exchange)	4,575,500	188,849,517
Sage Group PLC	6,272,800	93,645,340
Volution Group PLC	7,215,267	39,849,151
TOTAL UNITED KINGDOM		1,447,556,541
United States of America - 12.0%
CBRE Group, Inc. (b)	915,700	79,034,067
CDW Corp.	275,800	62,529,376
Experian PLC	2,094,700	87,186,433
Ferguson PLC	571,000	107,458,803
Fiserv, Inc. (b)	154,400	21,904,728
ICON PLC (b)	273,900	71,452,293
Linde PLC	334,000	135,213,220
Marsh & McLennan Companies, Inc.	745,100	144,430,184
Nestle SA (Reg. S)	707,170	80,582,451
S&P Global, Inc.	288,105	129,171,877
Schneider Electric SA	562,700	110,542,490
Thermo Fisher Scientific, Inc.	120,300	64,839,294
TOTAL UNITED STATES OF AMERICA		1,094,345,216
TOTAL COMMON STOCKS (Cost $6,270,922,023)		8,916,617,239

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
Sweden - 0.0%
Kry International AB Series E (b)(c)(d) (Cost $7,360,943)	16,101	992,690

Money Market Funds - 1.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e) (Cost $156,270,351)	156,239,103	156,270,351

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $6,434,553,317)	9,073,880,280
NET OTHER ASSETS (LIABILITIES) - 0.6%	51,353,588
NET ASSETS - 100.0%	9,125,233,868

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $126,707,828 or 1.4% of net assets.

(b)	Non-income producing
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,116,510 or 0.0% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International AB	5/14/21	1,210,410

Kry International AB Series E	5/14/21	7,360,943

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	150,881,981	501,516,683	496,128,313	2,519,194	-	-	156,270,351	0.3%
Total	150,881,981	501,516,683	496,128,313	2,519,194	-	-	156,270,351

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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